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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-05324
-----------------------------------------------------------------

                                Elfun Diversified Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  09/30/09
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS


                             ELFUN DIVERSIFIED FUND

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - SEPTEMBER 30, 2009 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                          NUMBER OF
                                                                           SHARES                             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY - 34.3% +
-----------------------------------------------------------------------------------------------------------------------------------

AEROSPACE & DEFENSE - 0.7%
Alliant Techsystems, Inc.                                                   3,749                             $ 292 (a)
Hexcel Corp.                                                               28,231                               323 (a)
Honeywell International Inc.                                                6,177                               229
ITT Corp.                                                                   8,822                               461
Rockwell Collins, Inc.                                                      3,903                               198
                                                                                                              1,503

BEVERAGES - 1.0%
Brown-Forman Corp. (Class B)                                                  635                                31
Molson Coors Brewing Co. (Class B)                                          2,989                               146
Pepsi Bottling Group, Inc.                                                  1,315                                48
PepsiCo, Inc.                                                              34,351                             2,015
                                                                                                              2,240

BIOTECHNOLOGY - 1.9%
Amgen Inc.                                                                 38,382                             2,312 (a)
Amylin Pharmaceuticals, Inc.                                               10,444                               143 (a)
Gilead Sciences, Inc.                                                      29,993                             1,397 (a)
Vertex Pharmaceuticals Inc.                                                 6,203                               235 (a)
                                                                                                              4,087

CAPITAL MARKETS - 2.6%
Affiliated Managers Group Inc.                                              4,646                               302 (a)
Ameriprise Financial, Inc.                                                  7,287                               265
Greenhill & Company Inc.                                                    1,037                                93
Invesco Ltd.                                                                8,073                               184
Morgan Stanley                                                              6,496                               201
State Street Corp.                                                         36,268                             1,908 (e)
The Bank of New York Mellon Corp.                                          12,357                               358
The Charles Schwab Corp.                                                   21,564                               413
The Goldman Sachs Group, Inc                                               10,925                             2,014
                                                                                                              5,738

CHEMICALS - 0.6%
Air Products & Chemicals, Inc.                                                325                                25
Intrepid Potash, Inc.                                                       6,985                               165 (a)
Monsanto Co.                                                               10,094                               781
Praxair, Inc.                                                               3,532                               289
                                                                                                              1,260

COMMERCIAL BANKS - 0.4%
Regions Financial Corp.                                                    14,068                                87
SunTrust Banks, Inc.                                                       17,231                               388
US Bancorp                                                                  5,528                               121
Wells Fargo & Co.                                                           9,564                               270
Zions Bancorporation                                                        2,548                                46
                                                                                                                912

COMMERCIAL SERVICES & SUPPLIES - 0.6%
Corrections Corporation of America                                         37,430                               848 (a)
Iron Mountain Inc.                                                         15,599                               416 (a)
Stericycle, Inc.                                                            1,869                                91 (a)
                                                                                                              1,355

COMMUNICATIONS EQUIPMENT - 1.8%
Cisco Systems, Inc.                                                        82,623                             1,945 (a)
Juniper Networks, Inc.                                                     10,812                               292 (a)
QUALCOMM Inc.                                                              38,829                             1,747
                                                                                                              3,984

COMPUTERS & PERIPHERALS - 0.7%
Hewlett-Packard Co.                                                        10,860                               513
International Business Machines Corp.                                       6,176                               739
Synaptics Inc.                                                              9,146                               230 (a)
                                                                                                              1,482

DIVERSIFIED FINANCIAL SERVICES - 1.4%
Bank of America Corp.                                                      28,917                               489
CME Group Inc.                                                              4,452                             1,372
JPMorgan Chase & Co.                                                       26,582                             1,165
                                                                                                              3,026

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
AT&T Inc.                                                                  16,254                               439
Verizon Communications Inc.                                                 8,456                               256
                                                                                                                695

ELECTRIC UTILITIES - 0.5%
Edison International                                                        8,846                               297
Entergy Corp.                                                               1,462                               117
ITC Holdings Corp.                                                          8,065                               367
Northeast Utilities                                                        11,901                               283
                                                                                                              1,064

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.2%
Cogent, Inc.                                                               14,496                               146 (a)
Corning Inc.                                                               24,768                               379
                                                                                                                525

ENERGY EQUIPMENT & SERVICES - 1.2%
Dresser-Rand Group Inc.                                                     7,183                               223 (a)
Halliburton Co.                                                            11,444                               310
National Oilwell Varco, Inc.                                                4,097                               177 (a)
Noble Corp.                                                                 4,285                               163
Schlumberger Ltd.                                                          26,368                             1,571
Weatherford International Ltd.                                              8,693                               180 (a)
                                                                                                              2,624

FOOD & STAPLES RETAILING - 0.1%
CVS Caremark Corp.                                                          4,160                               149

FOOD PRODUCTS - 0.4%
Archer-Daniels-Midland Co.                                                  2,181                                64
Kraft Foods Inc. (Class A)                                                  6,182                               162
McCormick & Company Inc.                                                   15,388                               523
Sara Lee Corp.                                                              6,594                                73
                                                                                                                822

GAS UTILITIES - 0.1%
EQT CORP.                                                                   3,188                               136

HEALTHCARE EQUIPMENT & SUPPLIES - 1.5%
Baxter International Inc.                                                     845                                48
Becton Dickinson & Co.                                                      2,470                               172
Boston Scientific Corp.                                                    18,220                               193 (a)
Covidien Plc                                                               18,967                               820
DENTSPLY International Inc.                                                 3,687                               127
Gen-Probe Inc.                                                              3,839                               159 (a)
Hologic, Inc.                                                              25,061                               410 (a)
Masimo Corp.                                                               12,464                               327 (a)
Medtronic, Inc.                                                            13,139                               484
ResMed, Inc.                                                               12,800                               579 (a)
                                                                                                              3,319

HEALTHCARE PROVIDERS & SERVICES - 1.2%
Aetna Inc.                                                                  8,641                               240
Cardinal Health, Inc.                                                      10,662                               286
Catalyst Health Solutions, Inc.                                             7,333                               214 (a)
Express Scripts, Inc.                                                      13,665                             1,060 (a)
McKesson Corp.                                                              1,566                                93
Psychiatric Solutions, Inc.                                                 2,539                                68 (a)
UnitedHealth Group, Inc.                                                   26,508                               664
                                                                                                              2,625

HOTELS RESTAURANTS & LEISURE - 0.5%
Carnival Corp.                                                             15,838                               527
Life Time Fitness, Inc.                                                     3,496                                98 (a)
Marriott International, Inc. (Class A)                                      2,206                                61
Penn National Gaming, Inc.                                                  7,393                               205 (a)
The Cheesecake Factory Inc.                                                 8,631                               160 (a)
                                                                                                              1,051

HOUSEHOLD DURABLES - 0.0%*
MDC Holdings, Inc.                                                          1,868                                65

HOUSEHOLD PRODUCTS - 0.3%
Kimberly-Clark Corp.                                                          780                                46
The Procter & Gamble Co.                                                   10,981                               636
                                                                                                                682

INDUSTRIAL CONGLOMERATES - 0.3%
McDermott International, Inc.                                               4,242                               107 (a)
Textron, Inc.                                                              24,353                               462
                                                                                                                569

INSURANCE - 1.3%
ACE Ltd.                                                                   13,713                               734
Aflac Inc.                                                                 12,444                               532
AON Corp.                                                                   3,773                               154
Hartford Financial Services Group, Inc.                                     1,819                                48
HCC Insurance Holdings, Inc.                                               18,435                               504
MetLife, Inc.                                                               8,451                               322
PartnerRe Ltd.                                                              2,340                               180
Principal Financial Group, Inc.                                             4,548                               125
Prudential Financial, Inc.                                                  5,461                               273
The Travelers Companies, Inc.                                                 523                                26
                                                                                                              2,898

INTERNET SOFTWARE & SERVICES - 0.6%
Equinix, Inc.                                                                 759                                70 (a)
Google Inc. (Class A)                                                       1,705                               845 (a)
MercadoLibre, Inc.                                                          7,825                               301 (a)
                                                                                                              1,216

IT SERVICES - 1.6%
Accenture PLC                                                                 910                                34 (a)
Affiliated Computer Services, Inc. (Class A)                                9,458                               512 (a)
Cognizant Technology Solutions Corp. (Class A)                             11,024                               426 (a)
Cybersource Corp.                                                           6,782                               113 (a)
DST Systems, Inc.                                                           2,209                                99 (a)
Fidelity National Information Services, Inc.                                3,994                               102
Paychex, Inc.                                                              10,129                               294
The Western Union Co.                                                      64,872                             1,227
Visa, Inc. (Class A)                                                       10,482                               724
                                                                                                              3,531

LIFE SCIENCES TOOLS & SERVICES - 0.6%
Covance Inc.                                                                5,713                               309 (a)
Illumina, Inc.                                                              6,784                               288 (a)
Life Technologies Corp.                                                     2,404                               112 (a)
Mettler-Toledo International, Inc.                                          2,438                               221 (a)
Thermo Fisher Scientific, Inc.                                              8,158                               356 (a)
                                                                                                              1,286

MACHINERY - 0.4%
Deere & Co.                                                                 5,291                               227
Eaton Corp.                                                                 3,577                               202
Harsco Corp.                                                                8,455                               299
Navistar International Corp.                                                1,039                                39 (a)
                                                                                                                767

MEDIA - 1.7%
Comcast Corp. (Class A)                                                    35,867                               577
Liberty Global, Inc. (Series C)                                            24,221                               544 (a)
Liberty Media Corp - Entertainment (Series A)                              24,332                               757 (a)
Omnicom Group Inc.                                                         23,496                               868
Regal Entertainment Group (Class A)                                        17,083                               210
The Walt Disney Co.                                                         7,478                               205
Time Warner Inc.                                                           21,129                               608
                                                                                                              3,769

METALS & MINING - 0.4%
Allegheny Technologies Inc.                                                11,170                               391
Freeport-McMoRan Copper & Gold Inc.                                         7,080                               486
                                                                                                                877

MULTILINE RETAIL - 0.5%
Kohl's Corp.                                                                8,122                               464 (a)
Target Corp.                                                               11,210                               524
                                                                                                                988

MULTI-UTILITIES - 0.2%
Dominion Resources, Inc.                                                    7,155                               247
DTE Energy Co.                                                              2,366                                83
SCANA Corp.                                                                 4,274                               149
                                                                                                                479

OIL, GAS & CONSUMABLE FUELS - 1.9%
Apache Corp.                                                                5,502                               505
Chesapeake Energy Corp.                                                     1,040                                30
Chevron Corp.                                                               4,226                               298
Devon Energy Corp.                                                          5,398                               363
Exxon Mobil Corp.                                                          14,848                             1,019 (h)
Marathon Oil Corp.                                                         32,069                             1,023
Occidental Petroleum Corp.                                                  2,602                               204
Peabody Energy Corp.                                                        3,730                               139
Southwestern Energy Co.                                                    13,347                               570 (a)
                                                                                                              4,151

PAPER & FOREST PRODUCTS - 0.1%
Weyerhaeuser Co.                                                            3,899                               143

PERSONAL PRODUCTS - 0.3%
Alberto-Culver Co.                                                         12,488                               345
Avon Products, Inc.                                                         1,300                                44
Mead Johnson Nutrition Co. (Class A)                                        3,905                               176 (a)
                                                                                                                565

PHARMACEUTICALS - 0.4%
Abbott Laboratories                                                         1,952                                97
Bristol-Myers Squibb Co.                                                   16,459                               371
Merck & Company Inc.                                                        1,433                                45
Pfizer Inc.                                                                 6,000                                99
Wyeth                                                                       6,503                               316
                                                                                                                928

PROFESSIONAL SERVICES - 0.1%
HIS, Inc. (Class A)                                                         4,189                               214 (a)

REAL ESTATE INVESTMENT TRUSTS (REIT'S) - 0.1%
Douglas Emmett, Inc. (REIT)                                                 7,752                                95
SL Green Realty Corp. (REIT)                                                1,649                                72
                                                                                                                167

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
CB Richard Ellis Group, Inc. (Class A)                                     47,898                               562 (a)

ROAD & RAIL - 0.1%
Union Pacific Corp.                                                         4,159                               243

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%
Hittite Microwave Corp.                                                     7,444                               274 (a)
Intel Corp.                                                                44,778                               876
Kla-Tencor Corp.                                                            1,174                                42
Marvell Technology Group Ltd.                                              19,593                               317 (a)
Microchip Technology Inc.                                                   3,615                                96
Nvidia Corp.                                                                2,598                                39 (a)
Texas Instruments Inc.                                                      5,534                               131
                                                                                                              1,775

SOFTWARE - 1.9%
Activision Blizzard, Inc.                                                  26,670                               330 (a)
Blackboard Inc.                                                             4,544                               172 (a)
Citrix Systems, Inc.                                                        6,769                               266 (a)
Intuit, Inc.                                                               17,119                               488 (a)
Microsoft Corp.                                                            80,084                             2,074
Oracle Corp.                                                                6,832                               142
Rovi Corp.                                                                 20,594                               692 (a)
                                                                                                              4,164

SPECIALTY RETAIL - 1.2%
Bed Bath & Beyond, Inc.                                                    32,964                             1,238 (a,h)
Lowe's Companies, Inc.                                                     45,980                               963
O'Reilly Automotive, Inc.                                                   7,032                               254 (a)
Urban Outfitters, Inc.                                                      3,881                               117 (a)
                                                                                                              2,572

TEXTILES APPAREL & LUXURY GOODS - 0.1%
Coach, Inc.                                                                 7,755                               255
NIKE, Inc. (Class B)                                                          520                                34
                                                                                                                289

THRIFTS & MORTGAGE FINANCE - 0.1%
People's United Financial, Inc.                                            11,100                               173

TOBACCO - 0.2%
Altria Group, Inc.                                                          3,253                                58
Philip Morris International Inc.                                            6,171                               301
                                                                                                                359

WATER UTILITIES - 0.1%
American Water Works Company, Inc.                                         10,631                               212

WIRELESS TELECOMMUNICATION SERVICES - 1.0%
American Tower Corp. (Class A)                                             12,388                               451 (a)
NII Holdings, Inc.                                                         52,344                             1,569 (a)
Syniverse Holdings, Inc.                                                    9,811                               172 (a)
                                                                                                              2,192

TOTAL DOMESTIC EQUITY                                                                                        74,433
(COST $75,959)

--------------------------------------------------------------------------------------------------------------------
FOREIGN EQUITY - 24.1%
--------------------------------------------------------------------------------------------------------------------

COMMON STOCK - 23.8%

Aerospace & Defense - 0.3%
CAE, Inc.                                                                  60,011                               506
Elbit Systems Ltd.                                                            483                                33
                                                                                                                539

AUTO COMPONENTS - 0.0%*
Hankook Tire Company Ltd.                                                   4,390                                87 (a)

AUTOMOBILES - 0.4%
Daimler AG (Regd.)                                                          3,904                               196
Toyota Motor Corp.                                                         16,330                               651
Toyota Motor Corp. ADR                                                        650                                51
                                                                                                                898

BEVERAGES - 0.2%
Coca-Cola Icecek AS (Class C)                                               9,128                                64
Diageo PLC                                                                  5,803                                89
Heineken N.V.                                                               4,791                               221
                                                                                                                374

BUILDING PRODUCTS - 0.1%
Asahi Glass Company Ltd.                                                   13,000                               105
Daikin Industries Ltd.                                                      3,000                               108
                                                                                                                213

CAPITAL MARKETS - 0.6%
Credit Suisse Group AG (Regd.)                                              9,200                               510
Egyptian Financial Group-Hermes Holding                                    13,040                                71
Mirae Asset Securities Company Ltd.                                           840                                50
Nomura Holdings Inc.                                                       98,968                               611
Woori Investment & Securities Company Ltd.                                  3,140                                45
Yuanta Financial Holding Company Ltd.                                      66,695                                49
                                                                                                              1,336

CHEMICALS - 0.9%
Linde AG                                                                    4,907                               531
Potash Corp of Saskatchewan Inc.                                            5,770                               522
Potash Corp of Saskatchewan Inc.                                            1,624                               147
Sinofert Holdings Ltd.                                                    132,000                                58
Sociedad Quimica y Minera de Chile S.A. ADR (Series B)                      5,127                               201
SODIFF Advanced Materials Company Ltd.                                        612                                50
Syngenta AG                                                                 1,518                               348
Taiwan Fertilizer Company Ltd.                                             21,000                                75
                                                                                                              1,932

COMMERCIAL BANKS - 3.5%
Akbank TAS                                                                 13,458                                78
Banco do Brasil S.A.                                                        3,900                                68
Banco Santander Chile ADR                                                     678                                39
Banco Santander S.A. (Regd.)                                               77,185                             1,241
Bank of China Ltd.                                                         81,000                                43
BNP Paribas                                                                14,566                             1,162
China Construction Bank Corp.                                              57,000                                46
China Merchants Bank Company Ltd.                                          26,250                                59
Credit Agricole S.A.                                                       36,210                               756
Grupo Financiero Banorte SAB de C.V. (Series O)                            24,443                                82
HSBC Holdings PLC                                                          84,217                               964
Industrial & Commercial Bank of China                                     115,199                                87
Intesa Sanpaolo S.p.A.                                                    107,089                               473
KB Financial Group Inc.                                                     8,336                               429
Lloyds Banking Group PLC                                                  279,971                               464
Metropolitan Bank & Trust                                                  56,600                                46
Mitsubishi UFJ Financial Group Inc.                                       133,238                               717
Raiffeisen International Bank Holding AG (Regd.)                              610                                40
Siam Commercial Bank PCL                                                   13,242                                33
Standard Bank Group Ltd.                                                    3,800                                49
State Bank of India Ltd.                                                    1,672                                76
Sumitomo Mitsui Financial Group Inc.                                        5,692                               199
The Bank of Yokohama Ltd.                                                  64,603                               317
                                                                                                              7,468

COMMERCIAL SERVICES & SUPPLIES - 0.6%
Brambles Ltd.                                                             119,280                               851
G4S PLC                                                                    33,496                               118
G4S PLC                                                                    66,485                               235
Pan Asia Environmental Protection Group Ltd.                              115,464                                18
                                                                                                              1,222

COMMUNICATIONS EQUIPMENT - 0.9%
Nokia OYJ                                                                  14,172                               208
Research In Motion Ltd.                                                    20,532                             1,387 (a)
Research In Motion Ltd.                                                     3,858                               260 (a)
ZTE Corp.                                                                   7,586                                40
                                                                                                              1,895

COMPUTERS & PERIPHERALS - 0.1%
Asustek Computer Inc.                                                      51,195                                88
HTC Corp.                                                                   8,367                                92
                                                                                                                180

CONSTRUCTION & ENGINEERING - 0.4%
China State Construction International Holdings Ltd.                      109,426                                43
Doosan Heavy Industries and Construction Company Ltd.                       1,360                                78
Empresas ICA SAB de C.V.                                                   35,031                                83 (a)
Larsen & Toubro Ltd.                                                        8,678                               305
Murray & Roberts Holdings Ltd.                                              7,563                                59
Vinci S.A.                                                                  5,576                               315
                                                                                                                883

CONSTRUCTION MATERIALS - 0.2%
Cemex SAB de C.V. ADR                                                       4,000                                52 (a)
CRH PLC                                                                    14,502                               402
                                                                                                                454

DIVERSIFIED FINANCIAL SERVICES - 0.2%
Deutsche Boerse AG                                                          4,256                               347
Reliance Capital Ltd.                                                       1,690                                32
                                                                                                                379

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%
Telefonica S.A.                                                            18,186                               501
Telekomunikasi Indonesia Tbk PT (Series B)                                 63,000                                56
Telstra Corporation Ltd.                                                   74,487                               215
                                                                                                                772

ELECTRIC UTILITIES- 0.4%
CEZ AS                                                                        646                                34
E.ON AG                                                                    10,567                               448
Iberdrola S.A.                                                             39,610                               388
                                                                                                                870

ELECTRICAL EQUIPMENT - 0.4%
ABB Ltd. (Regd.)                                                           16,417                               329 (a)
ABB Ltd. ADR                                                               16,912                               339 (a)
Alstom S.A.                                                                 1,858                               135
Schneider Electric S.A.                                                       778                                79
Zhuzhou CSR Times Electric Company Ltd.                                    25,622                                45
                                                                                                                927

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.1%
Delta Electronics, Inc.                                                    38,296                               109
HON HAI Precision Industry Company Ltd.                                    13,742                                55
                                                                                                                164

ENERGY EQUIPMENT & SERVICES - 1.0%
Saipem S.p.A.                                                               5,459                               164
Tesco Corp.                                                                 8,775                                70 (a)
Transocean Ltd.                                                            23,298                             1,993 (a)
                                                                                                              2,227

FOOD & STAPLES RETAILING - 0.6%
Koninklijke Ahold N.V.                                                     17,765                               213
Metro AG                                                                    5,993                               339
President Chain Store Corp.                                                14,768                                36 (a)
Shinsegae Company Ltd.                                                        160                                81
Tesco PLC                                                                 105,532                               674
X5 Retail Group N.V. GDR                                                    1,853                                45 (a)
                                                                                                              1,388

FOOD PRODUCTS - 0.9%
China Agri-Industries Holdings Ltd.                                        43,000                                40
Cosan SA Industria e Comercio                                               9,100                               100 (a)
Groupe Danone                                                              10,329                               622
IOI Corp. Bhd                                                              30,000                                45
Nestle S.A. (Regd.)                                                        22,770                               969
Nestle S.A. ADR                                                             3,254                               139
Perdigao S.A.                                                               2,700                                72 (a)
Want Want China Holdings Ltd.                                              47,462                                28
                                                                                                              2,015

HEALTHCARE EQUIPMENT & SUPPLIES - 0.3%
Cie Generale d'Optique Essilor International S.A.                          11,696                               666

HEALTHCARE PROVIDERS & SERVICES - 0.0%*
Diagnosticos da America S.A.                                                2,169                                56 (a)

HOUSEHOLD DURABLES - 0.0%*
Desarrolladora Homex SAB de C.V.                                            8,913                                56 (a)

HOUSEHOLD PRODUCTS - 0.4%
LG Household & Health Care Ltd.                                               190                                43
Reckitt Benckiser Group PLC                                                17,420                               852
                                                                                                                895

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.0%*
Huaneng Power International, Inc.                                          62,000                                41

INDUSTRIAL CONGLOMERATES - 0.7%
Chongqing Machinery & Electric Company Ltd.                               177,577                                31 (a)
Koninklijke Philips Electronics N.V.                                       22,168                               539
MAX India Ltd.                                                              8,321                                32 (a)
Siemens AG (Regd.)                                                          8,490                               785
Siemens AG ADR                                                                975                                91
                                                                                                              1,478

INSURANCE - 0.9%
AXA S.A.                                                                   14,682                               397
China Life Insurance Company Ltd.                                          20,091                                88
Prudential PLC                                                             60,449                               582
Samsung Fire & Marine Insurance Company Ltd.                                  340                                70
Sony Financial Holdings Inc.                                                  166                               478 (a)
Tong Yang Life Insurance                                                    2,130                                31 (a)
Zurich Financial Services AG                                                1,089                               259
                                                                                                              1,905

INTERNET SOFTWARE & SERVICES - 0.3%
Baidu, Inc ADR                                                              1,598                               624 (a)

MACHINERY - 0.2%
China South Locomotive and Rolling Stock Corp.                            382,233                               221
Mitsubishi Heavy Industries Ltd.                                           72,000                               273
                                                                                                                494

MEDIA - 0.3%
Focus Media Holding Ltd. ADR                                                5,784                                64 (a)
Vivendi                                                                    20,434                               632
                                                                                                                696

METALS & MINING - 1.4%
Anglo Platinum Ltd.                                                            94                                 8
Barrick Gold Corp.                                                          3,902                               148
BHP Billiton PLC                                                           26,107                               713
China Molybdenum Company Ltd.                                              32,999                                26
Harmony Gold Mining Company Ltd. ADR                                        3,643                                40
Hidili Industry International Development Ltd.                             30,923                                29
Kinross Gold Corp.                                                          7,520                               163
New World Resources N.V. (Class A)                                          4,923                                49
Polymetal GDR                                                               3,113                                25 (a,b)
POSCO                                                                         190                                79
Rio Tinto PLC (Regd.)                                                      16,271                               694
Sumitomo Metal Industries Ltd.                                            174,004                               429
Tata Steel Ltd.                                                             3,190                                34
ThyssenKrupp AG                                                             4,533                               156
Vale S.A.                                                                  24,449                               501
                                                                                                              3,094

MULTI-UTILITIES - 0.7%
GDF Suez                                                                    3,371                               150
National Grid PLC                                                          68,712                               664
RWE AG                                                                        656                                61
Veolia Environnement                                                       19,037                               729
                                                                                                              1,604

OIL, GAS & CONSUMABLE FUELS - 2.0%
BG Group PLC                                                               29,243                               508
BP PLC                                                                     36,743                               325
China Shenhua Energy Company Ltd.                                          15,000                                65
CNOOC Ltd.                                                                 58,000                                78
ENI S.p.A.                                                                 15,927                               398
Gazprom OAO ADR                                                             9,514                               225
LUKOIL ADR                                                                  2,271                               123
Paladin Energy Ltd.                                                        71,083                               282 (a)
PetroChina Company Ltd.                                                    68,000                                77
Petroleo Brasileiro S.A. ADR                                               16,953                               667
Reliance Industries Ltd.                                                      722                                33
Reliance Industries Ltd. GDR                                                  797                                73 (b)
Suncor Energy Inc.                                                         16,323                               564
Suncor Energy Inc.                                                          2,719                                95
Total S.A.                                                                 13,348                               792
                                                                                                              4,305

PERSONAL PRODUCTS - 0.2%
Shiseido Company Ltd.                                                      25,294                               442

PHARMACEUTICALS - 1.4%
Bayer AG                                                                   10,928                               756
Daiichi Sankyo Company Ltd.                                                 9,200                               190
Novartis AG (Regd.)                                                        10,623                               531
Roche Holding AG                                                            8,382                             1,353
Sinopharm Group Co.                                                         1,023                                 3 (a)
Teva Pharmaceutical Industries Ltd. ADR                                     1,556                                79
Yuhan Corp.                                                                   163                                26
                                                                                                              2,938

PROFESSIONAL SERVICES - 0.1%
The Capita Group PLC                                                       16,749                               194

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
CapitaLand Ltd.                                                            67,000                               177
Franshion Properties China Ltd.                                           142,112                                40
Hung Poo Real Estate Development Corp.                                     40,480                                65
Mitsubishi Estate Company Ltd.                                             31,982                               504
Shenzhen Investment Ltd.                                                   77,273                                30
Sun Hung Kai Properties Ltd.                                                7,177                               106
                                                                                                                922

ROAD & RAIL - 0.1%
East Japan Railway Co.                                                      1,953                               141

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%
ASM Pacific Technology Ltd.                                                 5,744                                41
Samsung Electronics Company Ltd.                                            1,200                               830
Taiwan Semiconductor Manufacturing Company Ltd.                           427,779                               858
Taiwan Semiconductor Manufacturing Company Ltd. ADR                         4,589                                50
                                                                                                              1,779

SOFTWARE - 0.0%*
Nintendo Company Ltd.                                                         400                               103

SPECIALTY RETAIL - 0.4%
Esprit Holdings Ltd.                                                       46,028                               309
Hennes & Mauritz AB (Series B)                                              4,525                               253
Yamada Denki Company Ltd.                                                   3,870                               263 (a)
                                                                                                                825

TEXTILES APPAREL & LUXURY GOODS - 0.1%
Adidas AG                                                                   4,925                               260

TRANSPORTATION INFRASTRUCTURE - 0.0%*
Dalian Port PDA Company Ltd.                                               47,082                                19

WIRELESS TELECOMMUNICATION SERVICES - 0.9%
America Movil SAB de C.V. ADR (Series L)                                    4,475                               196
Bharti Airtel Ltd.                                                          6,420                                56
China Mobile Ltd.                                                          29,599                               288
Idea Cellular Ltd.                                                         18,396                                29 (a)
Mobile Telesystems OJSC ADR                                                 3,685                               178
MTN Group Ltd.                                                             30,190                               486
Philippine Long Distance Telephone Co.                                        630                                32
Turkcell Iletisim Hizmet AS                                                 1,801                                13
Turkcell Iletisim Hizmet AS ADR                                             3,816                                68
Vodafone Group PLC                                                        225,487                               506
                                                                                                              1,852

TOTAL COMMON STOCK                                                                                           51,612
(COST $53,594)

--------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.3%
--------------------------------------------------------------------------------------------------------------------

COMMERCIAL BANKS - 0.1%
Itau Unibanco Banco Multiplo S.A.                                           9,971                               200

ELECTRIC UTILITIES - 0.0%*
Cia Energetica de Minas Gerais                                              2,175                                33

MEDIA - 0.0%*
NET Servicos de Comunicacao S.A.                                            3,077                                36 (a)

METALS & MINING - 0.1%
Cia Vale do Rio Doce                                                       12,121                               249

OIL, GAS & CONSUMABLE FUELS - 0.0%*
Petroleo Brasileiro S.A.                                                    4,982                                98

WIRELESS TELECOMMUNICATION SERVICES - 0.1%
Vivo Participacoes S.A.                                                     4,174                               105

TOTAL PREFERRED STOCK                                                                                           721
(COST $519)

--------------------------------------------------------------------------------------------------------------------
RIGHTS- 0.0%*
--------------------------------------------------------------------------------------------------------------------

COMMERCIAL BANKS
BNP Paribas                                                                14,566                                32 (a)
(COST $0)

TOTAL FOREIGN EQUITY                                                                                         52,365
(COST $54,113)

                                                                         PRINCIPAL
                                                                           AMOUNT                             VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 24.8%
--------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 4.8%
U.S. Treasury Bonds
3.50%                                              02/15/39                 $ 642                             $ 581
4.25%                                              05/15/39                 1,278                             1,322
U.S. Treasury Notes
0.88%                                              01/31/11 - 05/31/11      1,266                             1,270
1.13%                                              06/30/11                 3,014                             3,031 (h)
1.25%                                              11/30/10                    32                                32
1.75%                                              08/15/12                   345                               349
2.25%                                              05/31/14                   240                               241
2.63%                                              07/31/14                 1,198                             1,218
2.75%                                              02/15/19                   498                               475
3.63%                                              10/31/09                 1,916                             1,921
4.50%                                              11/15/10                    13                                14
4.63%                                              11/15/09                    55                                55
                                                                                                             10,509

FEDERAL AGENCIES - 1.5%
Federal Home Loan Mortgage Corp.
4.13%                                              09/27/13                   256                               274
4.88%                                              02/09/10                   960                               976
5.13%                                              11/17/17                   500                               556
Federal National Mortgage Assoc.
3.63%                                              02/12/13                   334                               353
3.88%                                              07/12/13                   938                               999
                                                                                                              3,158

AGENCY MORTGAGE BACKED - 6.9%
Federal Home Loan Mortgage Corp.
4.50%                                              06/01/33 - 02/01/35         30                                31 (h)
5.00%                                              07/01/35                    89                                92 (h)
5.50%                                              05/01/20 - 04/01/39        643                               679 (h)
6.00%                                              04/01/17 - 11/01/37        782                               829 (h)
6.50%                                              01/01/27 - 07/01/36        212                               226 (h)
7.00%                                              10/01/16 - 08/01/36         74                                83 (h)
7.50%                                              11/01/09 - 09/01/33         24                                27 (h)
8.00%                                              07/01/26 - 11/01/30          7                                 8 (h)
8.50%                                              04/01/30 - 05/01/30         25                                28 (h)
5.50%                                              TBA                        865                               905 (c)
Federal National Mortgage Assoc.
4.00%                                              05/01/19 - 06/01/19         84                                86 (h)
4.50%                                              05/01/18 - 12/01/34        388                               407 (h)
5.00%                                              07/01/20 - 05/01/39        636                               663 (h)
5.25%                                              04/01/37                    68                                72 (i)
5.47%                                              04/01/37                    60                                64 (i)
5.48%                                              04/01/37                    55                                58 (i)
5.50%                                              04/01/14 - 04/01/38      4,322                             4,542 (h)
5.52%                                              04/01/37                    25                                26 (i)
5.57%                                              04/01/37                    71                                76 (i)
5.67%                                              04/01/37                    47                                50 (i)
5.72%                                              04/01/37                    28                                30 (i)
5.81%                                              03/01/37                     5                                 5 (i)
6.00%                                              02/01/14 - 03/01/38      1,077                             1,142 (h)
6.03%                                              10/01/37                    78                                83 (i)
6.50%                                              12/01/14 - 08/01/36        841                               904 (h)
7.00%                                              01/01/16 - 06/01/36        193                               213 (h)
7.50%                                              12/01/09 - 03/01/34         53                                58 (h)
8.00%                                              12/01/11 - 11/01/33         58                                65 (h)
8.50%                                              05/01/31                     3                                 4 (h)
9.00%                                              04/01/16 - 12/01/22         13                                14 (h)
4.50%                                              TBA                        253                               258 (c)
5.00%                                              TBA                        819                               859 (c)
5.50%                                              TBA                      1,170                             1,234 (c)
6.50%                                              TBA                        490                               524 (c)
7.00%                                              TBA                         90                                98 (c)
Government National Mortgage Assoc.
4.50%                                              08/15/33 - 09/15/34        106                               108 (h)
5.00%                                              08/15/33                    43                                45 (h)
6.00%                                              04/15/30 - 09/15/36         66                                70 (h)
6.50%                                              06/15/24 - 07/15/36        103                               109 (h)
7.00%                                              03/15/12 - 10/15/36         72                                78 (h)
7.50%                                              07/15/23 - 04/15/28         31                                35 (h)
8.00%                                              05/15/30                     1                                 1 (h)
8.50%                                              10/15/17                    29                                32 (h)
9.00%                                              11/15/16 - 12/15/21         28                                30 (h)
5.50%                                              TBA                         50                                52 (c)
                                                                                                             15,003

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%
Collateralized Mortgage Obligation Trust (Class B)
9.24%                                              11/01/18                     2                                 2 (d,f,h,q)
Federal Home Loan Mortgage Corp.
0.21%                                              09/25/43                   401                                 2 (g,h,i,r)
0.62%                                              09/15/34                    61                                52 (d,f)
0.66%                                              11/15/37                   117                               100 (d,f)
4.50%                                              10/15/16 - 03/15/19        142                                10 (g,h,r)
5.00%                                              05/15/18 - 12/01/34        752                               119 (g,h,r)
5.00%                                              05/15/38                    53                                52
5.50%                                              04/15/17 - 06/15/33        130                                17 (g,h,r)
7.50%                                              01/15/16                     6                                 6 (h)
7.50%                                              07/15/27                    30                                 6 (g,h,r)
8.00%                                              04/15/20                     1                                 1 (h)
8.00%                                              02/01/23 - 07/01/24          6                                 2 (g,h,r)
9.62%                                              12/15/33                    50                                55 (h,i)
Federal Home Loan Mortgage STRIPS
9.21%                                              08/01/27                     1                                 1 (d,f,h)
Federal National Mortgage Assoc.
1.20%                                              12/25/42                   103                                 4 (g,h,i,r)
4.50%                                              11/25/13 - 05/25/18         25                                 1 (g,h,r)
5.00%                                              02/25/32                   128                                13 (g,h,r)
5.00%                                              10/25/35 - 08/25/38        143                               143
7.25%                                              05/25/18                   516                                59 (g,h,i,r)
7.35%                                              09/25/42                   281                                39 (g,h,i,r)
7.45%                                              08/25/16                    16                                 1 (g,h,i,r)
16.07%                                             03/25/31                    69                                77 (h,i)
Federal National Mortgage Assoc. (Class 1)
4.50%                                              09/01/35 - 01/01/36        344                                58 (g,r)
5.00%                                              05/25/38                   112                                17 (g,r)
Federal National Mortgage Assoc. (Class 2)
4.50%                                              08/01/35                   114                                19 (g,r)
5.00%                                              08/01/34 - 03/25/38        105                                17 (g,r)
5.50%                                              12/01/33                    38                                 7 (g,r)
7.50%                                              11/01/23                    58                                 9 (g,h,r)
8.00%                                              08/01/23 - 07/01/24         12                                 2 (g,h,r)
Federal National Mortgage Assoc. (Class B)
6.30%                                              12/25/22                     2                                 2 (d,f,h)
Federal National Mortgage Assoc. (Class H)
5.00%                                              10/25/22                    37                                 3 (g,h,r)
Government National Mortgage Assoc.
1.00%                                              01/20/37                   584                                59 (g,i,r)
6.15%                                              05/20/39                   389                                38 (g,i,r)
                                                                                                                993

ASSET BACKED - 0.1%
Bear Stearns Asset Backed Securities Trust (Class A)
0.62%                                              01/25/34                    10                                 7 (h,i)
Chase Funding Mortgage Loan Asset-Backed Certificates
0.75%                                              03/25/32                    20                                12 (h,i)
Countrywide Asset-Backed Certificates
1.11%                                              05/25/33                     4                                 2 (h,i)
Countrywide Asset-Backed Certificates (Class A)
0.91%                                              04/25/32                    16                                 8 (h,i)
Discover Card Master Trust I (Class A)
0.57%                                              06/16/15                    40                                36 (i)
Discover Card Master Trust I (Class B) (Series 2)
0.42%                                              05/15/12                    60                                56 (i)
Mid-State Trust
7.54%                                              07/01/35                    10                                 9 (h,q)
Residential Asset Mortgage Products Inc. (Class A)
0.81%                                              06/25/32                    18                                10 (h,i)
Residential Asset Securities Corp.
0.75%                                              07/25/32                     5                                 2 (h,i)
Residential Asset Securities Corp. (Class A)
4.16%                                              07/25/30                     2                                 2 (h,i,q)
Wells Fargo Home Equity Trust
3.97%                                              05/25/34                     8                                 8 (h,i,q)
                                                                                                                152

CORPORATE NOTES - 9.0%
AMC Entertainment Inc.
8.75%                                              06/01/19                   154                               159
American Electric Power Company, Inc. (Series C)
5.38%                                              03/15/10                   340                               347 (h)
American Express Company
8.13%                                              05/20/19                    30                                35
Anheuser-Busch InBev Worldwide Inc.
7.20%                                              01/15/14                    59                                66 (b)
7.75%                                              01/15/19                   147                               174 (b)
Apria Healthcare Group Inc.
11.25%                                             11/01/14                    98                               105 (b)
ARAMARK Corp.
8.50%                                              02/01/15                   142                               143
Arch Coal, Inc.
8.75%                                              08/01/16                    10                                10 (b)
Archer-Daniels-Midland Co.
6.45%                                              01/15/38                   103                               119
Arizona Public Service Co.
6.25%                                              08/01/16                    80                                84 (h)
AT&T Inc.
6.40%                                              05/15/38                    26                                28
6.70%                                              11/15/13                    84                                95
Axtel SAB de C.V.
9.00%                                              09/22/19                     6                                 6 (b)
Banco Mercantil del Norte S.A.
6.14%                                              10/13/16                    12                                12 (i)
Banco Nacional de Desenvolvimento Economico e Social
6.50%                                              06/10/19                   200                               213 (b)
Bank of America Corp.
5.75%                                              12/01/17                   215                               215
6.50%                                              08/01/16                   155                               163
7.38%                                              05/15/14                    30                                33
Barclays Bank PLC
5.00%                                              09/22/16                   100                               101
5.20%                                              07/10/14                    67                                71
Berkshire Hathaway Finance Corp.
5.00%                                              08/15/13                    42                                46
Bristol-Myers Squibb Co.
5.88%                                              11/15/36                    34                                38 (h)
Bunge Ltd. Finance Corp.
8.50%                                              06/15/19                    49                                57
CA, Inc.
6.13%                                              12/01/14                    92                                99
Cargill Inc.
5.20%                                              01/22/13                   215                               225 (b)
6.00%                                              11/27/17                     1                                 1 (b)
Carolina Power & Light Co.
5.15%                                              04/01/15                    40                                43 (h)
5.70%                                              04/01/35                    20                                21 (h)
6.13%                                              09/15/33                    23                                26 (h)
Case New Holland Inc.
7.75%                                              09/01/13                   132                               131
Cenovus Energy Inc.
4.50%                                              09/15/14                    67                                68 (b)
6.75%                                              11/15/39                   121                               130 (b)
Central American Bank for Economic Integration
5.38%                                              09/24/14                    60                                60 (b)
CenturyTel, Inc.
6.15%                                              09/15/19                    30                                30
Chesapeake Energy Corp.
7.25%                                              12/15/18                   144                               136
Cincinnati Bell Inc.
8.25%                                              10/15/17                    52                                51
Citigroup, Inc.
5.00%                                              09/15/14                    76                                72
5.13%                                              05/05/14                   127                               126
6.38%                                              08/12/14                   213                               220
8.50%                                              05/22/19                   103                               116
Clarendon Alumina Production Ltd.
8.50%                                              11/16/21                   100                                71 (b,h)
CME Group Inc.
5.40%                                              08/01/13                   129                               139
Comcast Corp.
6.50%                                              01/15/15                    61                                68
Community Health Systems, Inc.
8.88%                                              07/15/15                   146                               150
Consolidated Edison Company of New York Inc.
5.85%                                              04/01/18                    27                                29
6.65%                                              04/01/19                    28                                32
Continental Resources, Inc.
8.25%                                              10/01/19                    41                                42 (b)
COX Communications Inc.
7.13%                                              10/01/12                    17                                19 (h)
7.75%                                              11/01/10                    70                                74 (h)
Credit Suisse
6.00%                                              02/15/18                   209                               219
CSX Corp.
6.25%                                              03/15/18                    58                                63
CVS Caremark Corp.
5.75%                                              06/01/17                    46                                49
6.13%                                              09/15/39                    90                                92
6.60%                                              03/15/19                    28                                32
DASA Finance Corp.
8.75%                                              05/29/18                    90                                95
Diageo Capital PLC
5.20%                                              01/30/13                    47                                50
7.38%                                              01/15/14                    52                                60
DirecTV Financing Company Inc.
4.75%                                              10/01/14                   120                               120 (b)
5.88%                                              10/01/19                    42                                42 (b)
Dominion Resources, Inc.
5.20%                                              08/15/19                    61                                63
Dover Corp.
6.50%                                              02/15/11                    55                                59 (h)
Duke Energy Indiana Inc.
6.35%                                              08/15/38                   100                               118
Dynegy Holdings Inc.
7.50%                                              06/01/15                   146                               135
Ecopetrol S.A.
7.63%                                              07/23/19                    20                                22 (b)
Eli Lilly & Co.
4.20%                                              03/06/14                    72                                76
ERP Operating LP (REIT)
5.25%                                              09/15/14                    31                                31
European Investment Bank
4.88%                                              01/17/17                   100                               109
Exelon Generation Company LLC
5.20%                                              10/01/19                    85                                86
6.25%                                              10/01/39                    76                                78
Frontier Communications Corp.
8.13%                                              10/01/18                    61                                61
Gaz Capital S.A.
9.25%                                              04/23/19                   100                               112
GlaxoSmithKline Capital Inc.
4.85%                                              05/15/13                   119                               128
6.38%                                              05/15/38                    28                                33
Globo Comunicacao e Participacoes S.A.
7.25%                                              04/26/22                   100                               105 (b)
HCA Inc.
7.88%                                              02/15/20                   144                               145 (b)
9.25%                                              11/15/16                   130                               134
Health Management Associates, Inc.
6.13%                                              04/15/16                   132                               123
Holcim US Finance Sarl & Cie SCS
6.00%                                              12/30/19                    36                                36 (b)
Host Hotels & Resorts LP (REIT)
9.00%                                              05/15/17                   169                               179 (b)
HSBC Finance Corp.
5.00%                                              06/30/15                   226                               227
5.70%                                              06/01/11                   130                               135
6.75%                                              05/15/11                    50                                53
HSBC Holdings PLC
6.50%                                              05/02/36                   200                               217
6.80%                                              06/01/38                   100                               112
Hyatt Hotels Corp.
6.88%                                              08/15/19                   122                               125
IIRSA Norte Finance Ltd.
8.75%                                              05/30/24                   117                               120 (b,h)
Illinois Power Co.
9.75%                                              11/15/18                    92                               115
Ingles Markets Inc.
8.88%                                              05/15/17                   130                               133
Intergen N.V.
9.00%                                              06/30/17                   449                               462 (b)
International Business Machines Corp.
7.63%                                              10/15/18                   100                               123
International Paper Co.
7.50%                                              08/15/21                    62                                66
Jefferies Group, Inc.
8.50%                                              07/15/19                    45                                48
Johnson & Johnson
5.85%                                              07/15/38                    40                                45
JPMorgan Chase & Co.
5.13%                                              09/15/14                   184                               192
6.30%                                              04/23/19                    46                                50
6.40%                                              05/15/38                    78                                87
JPMorgan Chase Bank
5.88%                                              06/13/16                    75                                79
KazMunaiGaz Finance Sub BV
11.75%                                             01/23/15                   100                               118 (b)
Kellogg Co.
5.13%                                              12/03/12                    48                                52
Kimberly-Clark Corp.
7.50%                                              11/01/18                    28                                35
Kreditanstalt fuer Wiederaufbau
3.50%                                              03/10/14                   252                               262
4.13%                                              10/15/14                   260                               266
4.50%                                              07/16/18                    40                                42
L-3 Communications Corp.
5.20%                                              10/15/19                    42                                42 (b)
Lincoln National Corp.
8.75%                                              07/01/19                    60                                69
Majapahit Holding BV
7.75%                                              10/17/16                   100                               105 (b)
Massey Energy Co.
6.88%                                              12/15/13                   132                               127
McDonald's Corp.
6.30%                                              03/01/38                   150                               176
Merrill Lynch & Company Inc.
6.05%                                              08/15/12                    65                                69
6.88%                                              04/25/18                   108                               114
MetLife, Inc. (Series A)
6.82%                                              08/15/18                    59                                66
Midamerican Energy Holdings Co.
6.13%                                              04/01/36                    55                                59 (h)
Morgan Stanley
5.05%                                              01/21/11                   200                               207
5.63%                                              09/23/19                   121                               119
7.30%                                              05/13/19                   162                               178
Munich Re America Corp. (Series B)
7.45%                                              12/15/26                    55                                60 (h)
National Agricultural Cooperative Federation
5.00%                                              09/30/14                    56                                57 (b)
Newmont Mining Corp.
5.13%                                              10/01/19                   122                               122
6.25%                                              10/01/39                   136                               135
News America Inc.
5.65%                                              08/15/20                    43                                44
Nexen Inc.
7.50%                                              07/30/39                    74                                81
NGPL Pipeco LLC
7.12%                                              12/15/17                   259                               290 (b)
NorthWestern Corp.
5.88%                                              11/01/14                   100                               105 (h)
NRG Energy, Inc.
7.38%                                              02/01/16                   130                               126
OPTI Canada Inc.
8.25%                                              12/15/14                    75                                58
Oracle Corp.
5.00%                                              07/08/19                    62                                65
Pacific Gas & Electric Co.
5.80%                                              03/01/37                   120                               130
Pacificorp
6.25%                                              10/15/37                   102                               118
Pemex Finance Ltd.
9.03%                                              02/15/11                    24                                25 (h)
PepsiCo, Inc.
5.00%                                              06/01/18                    14                                15
7.90%                                              11/01/18                    48                                61
Petrobras International Finance Co.
7.88%                                              03/15/19                    38                                44
Petroleos Mexicanos
4.88%                                              03/15/15                    90                                89 (b)
8.00%                                              05/03/19                    15                                17
Pfizer Inc.
6.20%                                              03/15/19                    56                                63
7.20%                                              03/15/39                    28                                35
Plains All American Pipeline LP
4.25%                                              09/01/12                    92                                95
PNC Funding Corp.
4.25%                                              09/21/15                    60                                60
Potomac Electric Power Co.
7.90%                                              12/15/38                    21                                28
President and Fellows of Harvard College
5.00%                                              01/15/14                   100                               109 (b)
Pride International, Inc.
8.50%                                              06/15/19                    68                                75
Princeton University (Series A)
5.70%                                              03/01/39                    17                                19
Principal Financial Group, Inc.
8.88%                                              05/15/19                   103                               123
Prudential Financial, Inc.
3.63%                                              09/17/12                    30                                30
5.15%                                              01/15/13                    70                                72
7.38%                                              06/15/19                    62                                69
Public Service Company of Colorado
7.88%                                              10/01/12                    95                               110 (h)
QVC Inc.
7.50%                                              10/01/19                    51                                51 (b)
Qwest Communications International Inc.
8.00%                                              10/01/15                    61                                61 (b)
RailAmerica, Inc.
9.25%                                              07/01/17                   134                               140 (b)
Republic Services Inc.
5.50%                                              09/15/19                    43                                44
Rio Tinto Finance USA Ltd.
8.95%                                              05/01/14                    30                                35
9.00%                                              05/01/19                    42                                52
Roche Holdings Inc.
6.00%                                              03/01/19                    44                                49 (b)
Sabine Pass LNG LP
7.25%                                              11/30/13                    60                                54
7.50%                                              11/30/16                    40                                34
Safeway Inc.
6.25%                                              03/15/14                   202                               223
SBA Telecommunications Inc.
8.00%                                              08/15/16                    26                                27 (b)
8.25%                                              08/15/19                    40                                41 (b)
Security Benefit Life Insurance
8.75%                                              05/15/16                    60                                15 (b,q)
Simon Property Group LP (REIT)
6.75%                                              05/15/14                    72                                77
Southern California Edison Co.
5.50%                                              08/15/18                    30                                33
Spirit Aerosystems Inc.
7.50%                                              10/01/17                    62                                62 (b)
Talisman Energy Inc.
7.75%                                              06/01/19                    44                                52
Target Corp.
7.00%                                              01/15/38                   108                               126
Teck Resources Ltd.
9.75%                                              05/15/14                    62                                68
10.75%                                             05/15/19                    92                               107
Telecom Italia Capital S.A.
6.20%                                              07/18/11                    99                               105
7.18%                                              06/18/19                    86                                96
Telefonica Emisiones SAU
5.86%                                              02/04/13                   375                               408
Tesoro Corp. (Series B)
6.63%                                              11/01/15                   157                               145
The Allstate Corp.
7.45%                                              05/16/19                    44                                52
The Bank of New York Mellon Corp.
4.95%                                              03/15/15                    60                                64
The Dow Chemical Co.
5.90%                                              02/15/15                    86                                88
8.55%                                              05/15/19                    62                                70
The Goldman Sachs Group, Inc.
5.25%                                              10/15/13                   120                               127
6.00%                                              05/01/14                    22                                24
7.50%                                              02/15/19                   102                               117
The Potomac Edison Co.
5.35%                                              11/15/14                    40                                43 (h)
The Procter & Gamble Co.
5.50%                                              02/01/34                    28                                30
The Royal Bank of Scotland PLC
4.88%                                              08/25/14                   165                               168
The Toledo Edison Company
7.25%                                              05/01/20                    30                                35
The Travelers Companies, Inc.
5.80%                                              05/15/18                    34                                38
Thomson Reuters Corp.
5.95%                                              07/15/13                    20                                22
Time Warner Cable Inc.
6.75%                                              07/01/18                    48                                53
7.50%                                              04/01/14                   126                               145
8.75%                                              02/14/19                    86                               106
Time Warner Inc.
5.88%                                              11/15/16                    80                                85
Transocean Inc.
6.00%                                              03/15/18                    68                                73
UBS Luxembourg S.A. for OJSC Vimpel Communications
8.00%                                              02/11/10                   100                               102
United Technologies Corp.
6.13%                                              07/15/38                    20                                23
Verizon Communications Inc.
6.35%                                              04/01/19                    16                                18
6.40%                                              02/15/38                    40                                43
6.90%                                              04/15/38                    52                                59
8.75%                                              11/01/18                    50                                62
Verizon Global Funding Corp.
7.25%                                              12/01/10                   105                               112
Verizon Wireless Capital LLC
5.55%                                              02/01/14                   128                               138 (b)
7.38%                                              11/15/13                   184                               211 (b)
Walgreen Co.
4.88%                                              08/01/13                    29                                31
5.25%                                              01/15/19                    62                                67
Wal-Mart Stores, Inc.
5.80%                                              02/15/18                   214                               240
WEA Finance LLC
7.50%                                              06/02/14                    92                                99 (b)
WEA Finance LLC
6.75%                                              09/02/19                    62                                63 (b)
Wells Fargo & Co.
4.38%                                              01/31/13                    35                                36
5.63%                                              12/11/17                   125                               131
Windstream Corp.
7.88%                                              11/01/17                    64                                63 (b)
Wyeth
5.50%                                              03/15/13                   120                               130
XL Capital Ltd.
5.25%                                              09/15/14                   104                               102
Xstrata Finance Canada Ltd.
5.80%                                              11/15/16                    61                                59 (b)
XTO Energy Inc.
6.38%                                              06/15/38                    34                                36
6.50%                                              12/15/18                    23                                25
                                                                                                             19,474

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 1.5%
Banc of America Commercial Mortgage Inc.
5.32%                                              09/10/47                    87                                87 (h)
Banc of America Commercial Mortgage Inc. (Class A)
5.84%                                              06/10/49                   140                               115
Banc of America Commercial Mortgage Inc. (Class C)
5.88%                                              04/10/49                   100                                28 (i,q)
Banc of America Funding Corp.
5.61%                                              03/20/36                    49                                 4 (h,i,q)
5.62%                                              02/20/36                    66                                 1 (h,i,q)
Banc of America Mortgage Securities Inc. (Class B)
5.34%                                              01/25/36                    50                                 3 (h,i,q)
Bear Stearns Commercial Mortgage Securities
4.75%                                              02/13/46                   120                               119 (i)
5.24%                                              12/11/38                    45                                33
5.33%                                              02/11/44                    80                                72
5.48%                                              10/12/41                   145                               145 (h)
5.57%                                              03/11/39                    39                                39 (h,i)
5.61%                                              06/11/50                    90                                90
5.69%                                              06/11/50                   120                               106 (i)
5.91%                                              06/11/40                    60                                32 (i)
6.41%                                              11/11/17                    70                                40 (i)
Bear Stearns Commercial Mortgage Securities (Class A)
5.54%                                              10/12/41                   120                               114
5.63%                                              04/12/38                    40                                40 (i)
5.92%                                              06/11/50                    60                                45 (i)
Bear Stearns Commercial Mortgage Securities (Class D)
6.18%                                              09/11/42                    20                                 4 (i,q)
Citigroup Commercial Mortgage Trust (Class A)
5.62%                                              10/15/48                   140                               129
Credit Suisse Mortgage Capital Certificates
5.47%                                              09/15/39                   128                               109 (h)
Credit Suisse Mortgage Capital Certificates (Class C)
5.64%                                              02/25/36                    24                                 2 (h,i,q)
CS First Boston Mortgage Securities Corp.
0.82%                                              07/15/37                   863                                14 (h,i,q)
5.34%                                              10/25/35                    44                                 4 (h,i,q)
Greenwich Capital Commercial Funding Corp.
5.60%                                              12/10/49                   130                               129
GS Mortgage Securities Corp II
5.56%                                              11/10/39                    90                                79
Indymac INDA Mortgage Loan Trust
5.21%                                              01/25/36                   100                                 3 (h,i,q)
Indymac INDA Mortgage Loan Trust (Class B)
5.21%                                              01/25/36                    99                                 9 (h,i,q)
JP Morgan Chase Commercial Mortgage Securities Corp.
5.34%                                              08/12/37                    90                                90 (i)
5.50%                                              06/12/47                    30                                16 (i)
5.81%                                              06/12/43                   120                               113 (i)
6.07%                                              02/12/51                   150                               108
6.40%                                              02/12/51                    30                                 2 (i,q)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class A)
6.11%                                              02/12/51                   120                                88 (i)
LB Commercial Conduit Mortgage Trust
5.84%                                              07/15/44                    50                                50 (i)
LB-UBS Commercial Mortgage Trust
0.92%                                              01/18/12                 1,077                                14 (h,i,q)
1.00%                                              01/15/36                   468                                22 (h,q)
4.95%                                              09/15/30                    50                                48
5.87%                                              09/15/45                   150                               132 (i)
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                              07/14/16                    26                                27 (h,q)
LB-UBS Commercial Mortgage Trust (Class F)
6.45%                                              07/15/40                    50                                12 (i,q)
LB-UBS Commercial Mortgage Trust (Class X)
0.54%                                              12/15/39                   977                                15 (h,i,q)
MASTR Alternative Loans Trust
5.00%                                              08/25/18                    35                                 4 (g,h,q,r)
MLCC Mortgage Investors Inc.
4.95%                                              02/25/36                    50                                 3 (h,i,q)
Morgan Stanley Capital I
5.16%                                              10/12/52                   100                                95 (i)
5.28%                                              12/15/43                    58                                58 (h)
5.33%                                              12/15/43                    58                                52 (h)
5.39%                                              11/12/41                   162                                97 (h,i)
5.44%                                              02/12/44                   350                               329 (b)
5.69%                                              04/15/49                   150                               123 (i)
5.71%                                              07/12/44                   100                                95 (h)
Opteum Mortgage Acceptance Corp.
0.55%                                              02/25/35                   133                                79 (h,i)
Residential Accredit Loans Inc.
6.00%                                              01/25/36                   236                                 7 (h,q)
Wachovia Bank Commercial Mortgage Trust
5.25%                                              12/15/43                   120                               115
Wachovia Bank Commercial Mortgage Trust (Class A)
6.19%                                              06/15/45                    30                                19 (i)
Wells Fargo Mortgage Backed Securities Trust
5.50%                                              01/25/36 - 03/25/36        195                                30 (h,q)
                                                                                                              3,438

SOVEREIGN BONDS - 0.4%
Government of Brazil
8.00%                                              01/15/18                    37                                43
Government of Colombia
7.38%                                              09/18/37                   100                               113
Government of Dominican
9.50%                                              09/27/11                    49                                51
Government of Indonesia
11.63%                                             03/04/19                   100                               141 (b)
Government of Korea
5.75%                                              04/16/14                    20                                22
Government of Manitoba Canada
4.90%                                              12/06/16                    60                                65 (h)
Government of Panama
6.70%                                              01/26/36                    55                                61
Government of Peruvian
6.55%                                              03/14/37                    39                                42
Government of Philippines
6.50%                                              01/20/20                   100                               107
Government of Poland
6.38%                                              07/15/19                    20                                22
Government of Quebec Canada
7.50%                                              09/15/29                    90                               119
Government of Uruguay
6.88%                                              09/28/25                    20                                20
Government of Venezuela
5.38%                                              08/07/10                    74                                72
10.75%                                             09/19/13                     7                                 7
                                                                                                                885

MUNICIPAL BONDS AND NOTES - 0.1%
Dallas Area Rapid Transit
6.00%                                              12/01/44                    40                                44
New Jersey State Turnpike Authority
7.41%                                              01/01/40                    65                                80
New Jersey Transportation Trust Fund Authority
6.88%                                              12/15/39                    15                                16
                                                                                                                140

TOTAL BONDS AND NOTES                                                                                        53,752
(COST $53,361)

                                                                         NUMBER OF
                                                                           SHARES
--------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 0.6%
--------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                          15,377                               230 (o)
Industrial Select Sector SPDR Fund                                         35,821                               943 (o)

TOTAL EXCHANGE TRADED FUNDS                                                                                   1,173
(COST $1,524)

--------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.1%
--------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                             195 (j)
(COST $291)

TOTAL INVESTMENTS IN SECURITIES                                                                             181,918
(COST $185,248)

--------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 16.9%
--------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
0.06%                                                                                                        36,601 (d,p)
(COST $36,601)

TOTAL INVESTMENTS                                                                                           218,519
(COST $221,849)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.8)%                                                          (1,678)

                                                                                                          ---------
NET ASSETS  - 100.0%                                                                                      $ 216,841
                                                                                                          =========

--------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------------------------------------------

The Elfun Diversified Fund had the following long futures contracts open at September 30, 2009 (unaudited):

                                                                                       UNREALIZED
                                                        NUMBER OF       CURRENT       APPRECIATION/
DESCRIPTION                         EXPIRATION DATE     CONTRACTS    NOTIONAL VALUE  (DEPRECIATION)
---------------------------------------------------------------------------------------------------
DJ Euro Stoxx 50 Index Futures      December 2009            2           $   84            $ 1
FTSE 100 Index Futures              December 2009            1               81              2
German Euro Bund Futures            December 2009            8            1,425              6
Russell 2000 Mini Index             December 2009           73            4,402             13
S&P 500 Emini Index Futures         December 2009          110            5,791             39
5 Yr.U.S. Treasury Notes  Futures   December 2009           10            1,161             14


The Elfun Diversified Fund had the following short futures contracts open at September 30, 2009 (unaudited):

                                                                                       UNREALIZED
                                                        NUMBER OF       CURRENT       APPRECIATION/
DESCRIPTION                         EXPIRATION DATE     CONTRACTS    NOTIONAL VALUE  (DEPRECIATION)
---------------------------------------------------------------------------------------------------
S&P Midcap 400 Emini Index Futures   December 2009           1          $   (69)          $  -
2 Yr.U.S. Treasury Notes  Futures    December 2009          18           (3,905)            (4)
10 Yr.U.S. Treasury Notes  Futures   December 2009          52           (6,153)           (93)

                                                                                          ----
                                                                                          $(22)
                                                                                          ====


The Elfun Diversified Fund was invested
in the following Countries at September 30, 2009
(unaudited):

COUNTRY                                                 PERCENTAGE (BASED ON MARKET VALUE)
------------------------------------------------------------------------------------------
United States                                                        74.02%
United Kingdom                                                        3.77%
Switzerland                                                           3.10%
France                                                                2.96%
Japan                                                                 2.56%
Germany                                                               2.08%
Canada                                                                2.03%
Brazil                                                                1.16%
China                                                                 0.98%
Spain                                                                 0.97%
South Korea                                                           0.90%
Taiwan                                                                0.68%
Australia                                                             0.66%
Italy                                                                 0.47%
Netherlands                                                           0.44%
India                                                                 0.31%
South Africa                                                          0.29%
Russia                                                                0.27%
Mexico                                                                0.27%
Luxembourg                                                            0.26%
Hong Kong                                                             0.24%
Ireland                                                               0.18%
Cayman Islands                                                        0.16%
Indonesia                                                             0.14%
Sweden                                                                0.12%
Chile                                                                 0.11%
Turkey                                                                0.10%
Finland                                                               0.10%
Philippines                                                           0.08%
Singapore                                                             0.08%
Peru                                                                  0.07%
Denmark                                                               0.05%
Colombia                                                              0.05%
Israel                                                                0.05%
Czech Republic                                                        0.04%
Venezuela                                                             0.04%
Jamaica                                                               0.03%
Egypt                                                                 0.03%
Panama                                                                0.03%
Honduras                                                              0.03%
Dominican Republic                                                    0.02%
Malaysia                                                              0.02%
Austria                                                               0.02%
Thailand                                                              0.02%
Poland                                                                0.01%
                                                                    ------
                                                                    100.00%
                                                                    ======

The Elfun Diversified Fund was invested
in the following Sectors at September 30, 2009
(unaudited):

SECTOR                                                  PERCENTAGE (BASED ON MARKET VALUE)
------------------------------------------------------------------------------------------
Short-Term                                                          16.74%
Corporate Notes                                                      8.91%
Agency Mortgage Backed                                               6.87%
U.S. Treasuries                                                      4.81%
Commercial Banks                                                     3.94%
Oil, Gas & Consumable Fuels                                          3.91%
Capital Markets                                                      3.24%
Communications Equipment                                             2.69%
Energy Equipment & Services                                          2.22%
Insurance                                                            2.20%
Media                                                                2.06%
Software                                                             1.94%
Metals & Mining                                                      1.93%
Wireless Telecommunication Services                                  1.90%
Biotechnology                                                        1.87%
Healthcare Equipment & Supplies                                      1.82%
Pharmaceuticals                                                      1.77%
Semiconductors & Semiconductor Equipment                             1.63%
IT Services                                                          1.62%
Non-Agency Collateralized Mortgage Obligations                       1.57%
Diversified Financial Services                                       1.56%
Specialty Retail                                                     1.55%
Chemicals                                                            1.46%
Federal Agencies                                                     1.45%
Food Products                                                        1.30%
Healthcare Providers & Services                                      1.23%
Beverages                                                            1.20%
Commercial Services & Supplies                                       1.18%
Multi-Utilities                                                      0.95%
Industrial Conglomerates                                             0.94%
Aerospace & Defense                                                  0.93%
Electric Utilities                                                   0.90%
Internet Software & Services                                         0.84%
Computers & Peripherals                                              0.76%
Household Products                                                   0.72%
Food & Staples Retailing                                             0.70%
Real Estate Management & Development                                 0.68%
Diversified Telecommunication Services                               0.67%
Life Sciences Tools & Services                                       0.59%
Machinery                                                            0.58%
Exchange Traded Funds                                                0.54%
Hotels Restaurants & Leisure                                         0.48%
Personal Products                                                    0.46%
Agency Collateralized Mortgage Obligations                           0.46%
Multiline Retail                                                     0.45%
Electrical Equipment                                                 0.42%
Automobiles                                                          0.41%
Sovereign Bonds                                                      0.40%
Construction & Engineering                                           0.40%
Electronic Equipment, Instruments & Components                       0.32%
Textiles Apparel & Luxury Goods                                      0.25%
Construction Materials                                               0.21%
Professional Services                                                0.19%
Road & Rail                                                          0.18%
Tobacco                                                              0.16%
Building Products                                                    0.10%
Water Utilities                                                      0.10%
Other Investments                                                    0.09%
Thrifts & Mortgage Finance                                           0.08%
Real Estate Investment Trusts (REIT's)                               0.08%
Asset Backed                                                         0.07%
Paper & Forest Products                                              0.07%
Municipal Bonds and Notes                                            0.06%
Gas Utilities                                                        0.06%
Household Durables                                                   0.06%
Auto Components                                                      0.04%
Independent Power Producers & Energy Traders                         0.02%
Transportation Infrastructure                                        0.01%
                                                                   -------
                                                                   100.00%
                                                                   =======


           NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) -
                         September 30, 2009 (unaudited)

--------------------------------------------------------------------------------


(a)  Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, these securities amounted to $4,859; $7,054; $23,986 and $13,387or 2.24%, 0.39%, 7.14% and 5.17%of net
     assets for the Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Money Market Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)  Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h)  At  September  30, 2009,  all or a portion of this  security was pledged to
     cover  collateral  requirements  for  futures,   options,  forward  foreign
     currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at September 30, 2009.

(j) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(k) Escrowed to maturity Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(l) Pre refunded Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(m) The security is insured by AMBAC, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of September 30, 2009 (as a percentage of net assets) as follows:

         AMBAC             9.81%
         FSA               9.31%

(n)  Treasury Inflation Protected Securities.

(o) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(p) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

(q) Illiquid Securities. At September 30, 2009, these securities amounted to $1,971 and $244 or 0.59% and 0.11% of net assets for the Elfun Income and Elfun Diversified Fund respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(r) Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.


+    Percentages are based on net assets as of September 30, 2009.

*    Less than 0.1%

**   Amount is less than $500



Abbreviations:

ADR         American Depositary Receipt
AMBAC       AMBAC Indemnity Corporation
FGIC        Financial Guaranty Insurance Corporation
FSA         Financial Security Assurance
GDR         Global Depositary Receipt
MBIA        Municipal Bond Investors Assurance Corporation
REGD.       Registered
REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
SPDR        Standard & Poor's Depository Receipts
STRIPS      Separate Trading of Registered Interest and Principal of Security



SECURITY VALUATION AND TRANSACTIONS

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on recent trading activity and other relevant information which may include market interest rate curves, referenced credit spreads and estimated prepayment rates where applicable. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. Short-term investments with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost, which approximates market value.

All assets and liabilities of the Fund that are initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by the Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which the Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.



Fair Value Disclosure.


The funds adopted Financial Accounting Standards Board Accounting Standards Codification 820-10, Fair Value Measurements (ASC 820-10). ASC 820-10 defines fair value, establishes a new framework for measuring fair value, and expands disclosures about fair value measurements. Broadly, the ASC 820-10 framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants.
ASC 820-10 establishes market or observable inputs as the preferred source of values, followed by assumptions based upon hypothetical transactions in the absence of market inputs.


The valuation techniques required by ASC 820-10 are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independentsources, while unobservable inputs reflect market assumptions based on the best information available in the circumstances. These two types of inputs create the following fair value hierarchy:


Level 1 - Quoted prices for identical investments in active markets.


Level 2 - Quoted prices for similar investments in active marekts; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable.


Level 3 - Significant inputs to the valuation model are unobservable.


Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.


The following tables present the funds' investments measured at fair value on a recurring basis at September 30, 2009:


Elfun Diversified Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$164,565,158   $53,496,887    $457,447    $218,519,492
Other Financial
   Instruments  $(22,163)      $-	      $-	  $(22,163)

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/08			$4,316,142		$-
   Accrued discounts/premiums		$(19,345)		$-
   Realized gain (loss)			$(343,736)		$-
   Change in unrealized appreciation/
                         (depreciation)	$1,696,011		$-
   Net purchases (sales)		$(5,085,461)		$-
   Net transfers in and out of Level 3  $(106,164)		$-
Balance at 9/30/09			$457,447		$-
Change in unrealized loss relating to
securities still held at 9/30/09        $27,750




Derivatives Disclosure.


The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives.The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an intitial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund.
Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all traded futures, guarantees the futures against default.

Show below are the derivative contracts entered into by the Fund, summarized by primary risk exposure.

Derivatives not               Assets Derivatives September 30, 2009
accounted for as he-                         Notional Value/
dging instruments         Balance            No.of Contracts     Fair
under FASB ASC 815        Sheet Location     Long/(Short)        Value

Elfun Diversified Fund
Equity Contracts	  Receivables, Net     12,830          54,475*
			  Assets - Unrealized
			  Appreciation


Interest Rate Contracts	  Receivables, Net    1,800,000        20,322*
			  Assets - Unrealized
			  Appreciation


Derivatives not               Liability Derivatives September 30, 2009
accounted for as he-                         Notional Value/
dging instruments         Balance            No.of Contracts     Fair
under FASB ASC 815        Sheet Location     Long/(Short)        Value

Elfun Diversified Fund
Interest Rate Contracts	  payables, Net    (8,800,000)        (96,935)*
			  Assets - Unrealized
			  Appreciation/(Depreciation)


Equity Contracts	  payables, Net      (100)               (25)*
			  Assets - Unrealized
			  Appreciation/(Depreciation)


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Diversified Fund

By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  November 24, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  November 24, 2009


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  November 24, 2009